Property, Plant and Equipment - Schedule of Leasehold Land and Property Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,953	£ 5,060
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	477	483	£ 556
Long Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	14	17
Short Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 463	£ 466